Share-based payments (Tables)	12 Months Ended
Dec. 31, 2025
Share-based payments
Summary of the number of shares in active share option plans

		Share options outstanding					Share options exercisable
						Shares
		Scheme	Shares	Shares	Shares	outstanding	Shares	Shares	Shares	Shares	Shares
Year		interest at	awarded	lapsed	vested	at	exercisable at	vested	exercised	lapsed	exercisable at
of	Vesting	1 January	during	during	during	31 December	1 January	during	during	during	31 December
Grant	Year	2025	2025	2025	2025	2025	2025	2025	2025	2025	2025
2015	2018	—	—	—	—	—	1,183,287	—	(1,183,287)	—	—
2016	2019	—	35,895	—	(35,895)	—	1,423,870	35,895	(177,522)	—	1,282,243
2017	2020	—	29,651	(70)	(29,581)	—	1,172,343	29,581	(42,610)	—	1,159,314
2018	2021	—	37,102	(1,032)	(36,070)	—	1,515,273	36,070	(74,885)	—	1,476,458
2019	2022	—	37,188	(1,493)	(35,695)	—	1,518,848	35,695	(97,191)	—	1,457,352
2020	2023	—	26,635	(1,879)	(24,756)	—	1,071,405	24,756	(62,325)	—	1,033,836
2021	2024	—	21,432	(11,583)	(9,849)	—	891,443	9,849	(81,222)	—	820,070
2022	2025	3,918,992	83,051	(2,502,398)	(1,499,645)	—	47,415	1,499,645	(540,593)	—	1,006,467
2023	2026	4,031,442	828	(317,038)	(6,375)	3,708,857	—	6,375	(6,375)	—	—
2024	2027	6,598,782	6,583	(1,216,776)	(67,951)	5,320,638	—	67,951	(67,951)	—	—
2025	2028	—	8,090,985	(611,953)	—	7,479,032	—	—	—	—	—

		Share options outstanding					Share options exercisable
						Shares
		Scheme	Shares	Shares	Shares	outstanding	Shares	Shares	Shares	Shares	Shares
Year		interest at	awarded	lapsed	vested	at	exercisable at	vested	exercised	lapsed	exercisable at
of	Vesting	1 January	during	during	during	31 December	1 January	during	during	during	31 December
Grant	Year	2024	2024	2024	2024	2024	2024	2024	2024	2024	2024
2013	2016	—	—	—	—	—	69	—	(69)	—	—
2014	2017	—	—	—	—	—	1,151,851	—	(1,151,851)	—	—
2015	2018	—	26,277	—	(26,277)	—	1,251,052	26,277	(94,042)	—	1,183,287
2016	2019	—	31,575	—	(31,575)	—	1,427,960	31,575	(35,665)	—	1,423,870
2017	2020	—	26,381	—	(26,381)	—	1,209,932	26,381	(62,824)	(1,146)	1,172,343
2018	2021	—	33,926	—	(33,926)	—	1,564,454	33,926	(80,787)	(2,320)	1,515,273
2019	2022	—	34,750	—	(34,750)	—	1,770,998	34,750	(286,233)	(667)	1,518,848
2020	2023	—	24,304	—	(24,304)	—	1,241,998	24,304	(193,231)	(1,666)	1,071,405
2021	2024	3,632,199	81,393	(1,878,836)	(1,834,756)	—	—	1,834,756	(813,178)	(130,135)	891,443
2022	2025	4,665,701	6,005	(705,299)	(47,415)	3,918,992	5,951	47,415	(5,951)	—	47,415
2023	2026	4,638,991	3,066	(610,615)	—	4,031,442	—	—	—	—	—
2024	2027	—	7,110,973	(512,191)	—	6,598,782	—	—	—	—	—

A summary of the number of shares in active Restricted Share plans is shown below:

		Share options outstanding					Share options exercisable
						Shares
		Scheme	Shares	Shares	Shares	outstanding	Shares	Shares	Shares	Shares	Shares
Year		interest at	awarded	lapsed	vested	at	exercisable at	vested	exercised	lapsed	exercisable at
of	Vesting	1 January	during	during	during	31 December	1 January	during	during	during	31 December
Grant	Year	2025	2025	2025	2025	2025	2025	2025	2025	2025	2025
2023	2025	320,025	16,894	(295,844)	(41,075)	—	—	41,075	(41,075)	—	—
2023	2026	794,075	832	(238,242)	(146,110)	410,555	—	146,110	(146,110)	—	—
2024	2025	149,640	770	—	(105,100)	45,310	—	105,100	(105,100)	—	—
2024	2026	234,965	—	(81,850)	(58,175)	94,940	—	58,175	(58,175)	—	—
2024	2027	786,290	—	(157,455)	—	628,835	—	—	—	—	—
2024	2028	90,630	—	—	—	90,630	—	—	—	—	—
2024	2029	90,630	—	—	—	90,630	—	—	—	—	—
2024	2030	90,630	—	—	—	90,630	—	—	—	—	—
2025	2025	—	31,278	—	(31,278)	—	—	31,278	(31,278)	—	—
2025	2026	—	707,123	(14,409)	—	692,714	—	—	—	—	—
2025	2027	—	467,658	—	—	467,658	—	—	—	—	—
2025	2028	—	1,754,135	(283,050)	—	1,471,085	—	—	—	—	—

		Share options outstanding					Share options exercisable
		Scheme	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares
Year		interest at	awarded	lapsed	vested	outstanding at	exercisable at	vested	exercised	lapsed	exercisable at
of	Vesting	1 January	during	during	during	31 December	1 January	during	during	during	31 December
Grant	Year	2024	2024	2024	2024	2024	2024	2024	2024	2024	2024
2023	2024	195,310	—	—	(195,310)	—	—	195,310	(195,310)	—	—
2023	2025	88,465	260,000	(28,440)	—	320,025	—	—	—	—	—
2023	2026	727,645	170,000	(103,570)	—	794,075	—	—	—	—	—
2024	2025	—	149,640	—	—	149,640	—	—	—	—	—
2024	2026	—	282,170	(47,205)	—	234,965	—	—	—	—	—
2024	2027	—	914,085	(127,795)	—	786,290	—	—	—	—	—
2024	2028	—	90,630	—	—	90,630	—	—	—	—	—
2024	2029	—	90,630	—	—	90,630	—	—	—	—	—
2024	2030	—	90,630	—	—	90,630	—	—	—	—	—